Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced(2)			Assets Pending Repurchase or Replacement (within cure period)(2)(3)			Demand in Dispute(2)(3)			Demand Withdrawn(2)			Demand Rejected(2)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class Commercial Mortgages
WFRBS Commercial Mortgage Trust 2014-C22, Commercial Mortgage Pass-Through Certificates, Series 2014-C22	X	Basis (4)	6 Loans	58,594,540	3.9%	1 loan (#22 in the pool)	15,371,873.53	1.07%	0.00	0	0.00	0	0	0	0	0	0	0	0.00	0.00	1 loan (#22 in the pool)	15,371,873.53	1.07%
1.	Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization. (For columns d-f)
2.	Reflects the number of loans, outstanding principal balance and approximate percentage of principal balance as of December 31, 2017. (For columns g-x)
3.
Includes assets that are subject to a demand and within the cure period, but where (i) no decision has yet been made to accept or contest the demand or (ii) the demand request is in dispute. (For columns m-r)

4.
CWCapital Asset Management LLC, as special servicer for loan #22, delivered a groundless claim that Basis breached the representations and warranties made in the mortgage loan purchase agreement due to the existence of an immaterial lawsuit that was filed against the borrower’s sponsor.  On February 7, 2018, Basis rejected the claim for breach of representation or warranty for several reasons but most notably because (i) the lawsuit was filed after Basis had already conducted its due diligence on the borrower and the borrower’s sponsor and (ii) the immaterial lawsuit in question was served on the borrower’s sponsor after the loan was originated.  Due to the meritless basis for this demand, Basis has requested that CWCapital rescind its repurchase demand.